Loans and advances to customers - Schedule of the breakdown of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Customers [Line Items]
Financial assets	€ 243,203	€ 193,716	€ 163,853
Gross carrying amount | Customers
Loans And Advances To Customers [Line Items]
Financial assets	1,059,137	1,058,688	995,646
Gross carrying amount | Customers | Fixed rate
Loans And Advances To Customers [Line Items]
Financial assets	647,349	642,537	593,645
Gross carrying amount | Customers | Floating rate
Loans And Advances To Customers [Line Items]
Financial assets	411,788	416,151	402,001
Gross carrying amount | Customers | Spain
Loans And Advances To Customers [Line Items]
Financial assets	203,680	212,804	216,741
Gross carrying amount | Customers | European Union (excluding Spain)
Loans And Advances To Customers [Line Items]
Financial assets	211,368	202,958	190,032
Gross carrying amount | Customers | United States And Puerto Rico
Loans And Advances To Customers [Line Items]
Financial assets	126,894	125,436	102,491
Gross carrying amount | Customers | Other OECD countries
Loans And Advances To Customers [Line Items]
Financial assets	374,812	385,906	374,729
Gross carrying amount | Customers | South America (non - OECD)
Loans And Advances To Customers [Line Items]
Financial assets	120,610	112,803	94,010
Gross carrying amount | Customers | Rest of the world
Loans And Advances To Customers [Line Items]
Financial assets	21,773	18,781	17,643
Gross carrying amount | Commercial credit
Loans And Advances To Customers [Line Items]
Financial assets	55,628	56,688	49,603
Gross carrying amount | Secured loans
Loans And Advances To Customers [Line Items]
Financial assets	554,375	565,609	542,404
Gross carrying amount | Reverse repurchase agreements
Loans And Advances To Customers [Line Items]
Financial assets	44,184	39,500	33,264
Gross carrying amount | Other term loans
Loans And Advances To Customers [Line Items]
Financial assets	295,485	290,031	269,526
Gross carrying amount | Finance leases
Loans And Advances To Customers [Line Items]
Financial assets	38,723	39,833	38,503
Gross carrying amount | Receivable on demand
Loans And Advances To Customers [Line Items]
Financial assets	12,277	11,435	10,304
Gross carrying amount | Credit cards receivables
Loans And Advances To Customers [Line Items]
Financial assets	24,371	22,704	20,397
Gross carrying amount | Impaired assets
Loans And Advances To Customers [Line Items]
Financial assets	€ 34,094	€ 32,888	€ 31,645